Intangible Assets (including Goodwill) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets (Including Goodwill)

		Intangible assets
	Goodwill	Computer Software	Trademark	Customer relationship	Developed technology acquired	Patents	Total
Cost:
Balance at January 1, 2025	$1,472,145	103,540	213,512	107,359	100,852	—	525,263
Additions	—	122,721	—	—	—	6,437	129,158
Disposal	—	(42,377)	—	—	—	—	(42,377)
Effect of Exchange Rate Movements	—	3,332	9,099	—	—	—	12,431
Balance at December 31, 2025	$1,472,145	187,216	222,611	107,359	100,852	6,437	624,475
Balance at January 1, 2024	$1,472,145	68,196	227,976	107,359	100,852	—	504,383
Additions	—	106,078	—	—	—	—	106,078
Disposal	—	(65,931)	—	—	—	—	(65,931)
Effect of Exchange Rate Movements	—	(4,803)	(14,464)	—	—	—	(19,267)
Balance at December 31, 2024	$1,472,145	103,540	213,512	107,359	100,852	—	525,263
Accumulated amortization and impairment:
Balance at January 1, 2025	$1,184,860	31,286	52,660	25,560	24,020	—	133,526
Amortization	—	64,825	12,066	15,336	14,412	54	106,693
Impairment	287,285	1,528	—	—	—	—	1,528
Disposal	—	(42,377)	—	—	—	—	(42,377)
Effect of Exchange Rate Movements	—	1,135	2,156	—	—	—	3,291
Balance at December 31, 2025	$1,472,145	56,397	66,882	40,896	38,432	54	202,661
Balance at January 1, 2024	$1,184,860	57,309	43,959	10,224	9,608	—	121,100
Amortization	—	42,379	11,701	15,336	14,412	—	83,828
Impairment	—	641	—	—	—	—	641
Disposal	—	(65,833)	—	—	—	—	(65,833)
Effect of Exchange Rate Movements	—	(3,210)	(3,000)	—	—	—	(6,210)
Balance at December 31, 2024	$1,184,860	31,286	52,660	25,560	24,020	—	133,526
Carrying value:
Balance at December 31, 2025	$—	130,819	155,729	66,463	62,420	6,383	421,814
Balance at December 31, 2024	$287,285	72,254	160,852	81,799	76,832	—	391,737

Summary of Goodwill Allocated to the Company's Cash-generating Units
(a)
Goodwill allocated to the Company’s cash-generating units is as follows:

	December 31, 2025
	Cost	Accumulated impairment	Book value
Goodwill:
OwlStay Inc.	$1,184,860	(1,184,860)	—
PayNow Inc.	287,285	(287,285)	—
	$1,472,145	(1,472,145)	—

	December 31, 2024
	Cost	Accumulated impairment	Book value
Goodwill:
OwlStay Inc.	$1,184,860	(1,184,860)	—
PayNow Inc.	287,285	—	287,285
	$1,472,145	(1,184,860)	287,285